Finance costs	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Finance costs
11. Finance costs

(in €‘000)	2021	2020	2019
Interest expenses on shareholder loans	8,162	7,530	5,568
Interest expenses on senior debt	6,446	3,240	170
Finance costs on borrowings	14,608	10,770	5,738
Interest expenses on lease liabilities	527	294	198
Interest accretion on provisions	—	3	2
Fair value (gains)/losses on derivatives	(593)	208	75
Exchange differences – net	877	7	(66)
Finance costs	15,419	11,282	5,947